Accounts Receivable, Net (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Servicing fees	$ 63,049	$ 89,881
Investor receivables	91,231	55,838
Servicing advances	61,602	60,053
Pair-offs receivable	17,859	3,642
Receivables from sale of servicing	38,879	10,597
Due from title companies	40,207	438
Warehouse bank receivable	37,144	33,663
Other receivables	128	28
Provision for current expected credit losses	(10,071)	(540)
Total Accounts Receivable, Net	$ 340,028	253,600
UNITED WHOLESALE MORTGAGE, LLC
Servicing fees		55,838	$ 23,113
Investor receivables		100,478	104,303
Servicing advances		60,053	9,004
Pair-offs receivable		438	6,317
Due from title companies		33,663	16,729
Warehouse bank receivable		3,642	4,020
Other receivables		28	245
Provision for current expected credit losses		(540)	(258)
Total Accounts Receivable, Net		$ 253,600	$ 163,473